Northern Lights Fund Trust III

Issachar Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Issachar Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 26, 2020, (SEC Accession 0001580642-20-000838).